UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

Advisor Class: ATTYX

October 31, 2024

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Fund Information

AB Tax-Aware Fixed Income Opportunities Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATTYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$86	0.81%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Fund outperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection in special tax and multi-family housing contributed, relative to the benchmark, while selection within industrial development and public higher education detracted. Overweights to senior living and public primary/secondary education contributed, while an overweight to the 10-year part of the detracted.

During the 12-month period, the Fund used derivatives in the form of interest rate swaps for hedging purposes, which added to absolute returns. Credit default swaps were used for investment purposes. Inflation swaps were utilized for hedging purposes. MMD Rate Locks were utilized for investment purposes, which added to returns.

Performance Highlights

Top contributors to performance:

  Security selction and industry allocation contributed to performance.

Top detractors from performance:

  Yield-curve positioning detracted from performance.

Advisor Class: ATTYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index
10/14	$10,667	$10,000
10/15	$10,963	$10,287
10/16	$11,528	$10,704
10/17	$11,682	$10,939
10/18	$11,648	$10,883
10/19	$12,745	$11,908
10/20	$12,833	$12,336
10/21	$14,052	$12,661
10/22	$12,266	$11,144
10/23	$12,608	$11,439
10/24	$13,385	$12,548

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	13.42%	2.33%	2.96%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ATTYX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$647,799,147
# of Portfolio Holdings	710
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$2,017,590

Advisor Class: ATTYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	9.3%
AA	29.8%
A	26.6%
BBB	9.6%
BB	4.3%
B	0.3%
CCC	0.1%
A-1+	0.2%
A-1	0.3%
SP-1	1.3%
SP-2	0.2%
Not Rated	18.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	12.2%
New York	7.4%
Pennsylvania	6.5%
Alabama	5.9%
Florida	5.9%
Texas	5.5%
New Jersey	5.1%
Illinois	4.9%
Georgia	4.4%
Wisconsin	3.8%
Ohio	3.5%
Indiana	3.2%
Puerto Rico	2.7%
Colorado	2.5%
Other	34.9%
Other assets less liabilities	-8.4%

Advisor Class: ATTYX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATTYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ATTYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: ATTYX

4

TAFIO-ADV-0153-1024

Class A: ATTAX

October 31, 2024

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Fund Information

AB Tax-Aware Fixed Income Opportunities Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATTAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.06%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Fund outperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection in special tax and multi-family housing contributed, relative to the benchmark, while selection within industrial development and public higher education detracted. Overweights to senior living and public primary/secondary education contributed, while an overweight to the 10-year part of the detracted.

During the 12-month period, the Fund used derivatives in the form of interest rate swaps for hedging purposes, which added to absolute returns. Credit default swaps were used for investment purposes. Inflation swaps were utilized for hedging purposes. MMD Rate Locks were utilized for investment purposes, which added to returns.

Performance Highlights

Top contributors to performance:

  Security selction and industry allocation contributed to performance.

Top detractors from performance:

  Yield-curve positioning detracted from performance.

Class A: ATTAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index
10/14	$9,696	$10,000
10/15	$9,935	$10,287
10/16	$10,418	$10,704
10/17	$10,532	$10,939
10/18	$10,474	$10,883
10/19	$11,432	$11,908
10/20	$11,475	$12,336
10/21	$12,543	$12,661
10/22	$10,921	$11,144
10/23	$11,198	$11,439
10/24	$12,668	$12,548

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	13.13%	2.07%	2.71%
Class A (with sales charges)	9.76%	1.46%	2.39%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ATTAX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$647,799,147
# of Portfolio Holdings	710
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$2,017,590

Class A: ATTAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	9.3%
AA	29.8%
A	26.6%
BBB	9.6%
BB	4.3%
B	0.3%
CCC	0.1%
A-1+	0.2%
A-1	0.3%
SP-1	1.3%
SP-2	0.2%
Not Rated	18.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	12.2%
New York	7.4%
Pennsylvania	6.5%
Alabama	5.9%
Florida	5.9%
Texas	5.5%
New Jersey	5.1%
Illinois	4.9%
Georgia	4.4%
Wisconsin	3.8%
Ohio	3.5%
Indiana	3.2%
Puerto Rico	2.7%
Colorado	2.5%
Other	34.9%
Other assets less liabilities	-8.4%

Class A: ATTAX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATTAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ATTAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: ATTAX

4

TAFIO-A-0153-1024

Class C: ATCCX

October 31, 2024

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Fund Information

AB Tax-Aware Fixed Income Opportunities Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATCCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.81%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Fund outperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection in special tax and multi-family housing contributed, relative to the benchmark, while selection within industrial development and public higher education detracted. Overweights to senior living and public primary/secondary education contributed, while an overweight to the 10-year part of the detracted.

During the 12-month period, the Fund used derivatives in the form of interest rate swaps for hedging purposes, which added to absolute returns. Credit default swaps were used for investment purposes. Inflation swaps were utilized for hedging purposes. MMD Rate Locks were utilized for investment purposes, which added to returns.

Performance Highlights

Top contributors to performance:

  Security selction and industry allocation contributed to performance.

Top detractors from performance:

  Yield-curve positioning detracted from performance.

Class C: ATCCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
10/14	$10,585	$10,000
10/15	$10,770	$10,287
10/16	$11,202	$10,704
10/17	$11,239	$10,939
10/18	$11,094	$10,883
10/19	$12,019	$11,908
10/20	$11,981	$12,336
10/21	$12,990	$12,661
10/22	$11,225	$11,144
10/23	$11,412	$11,439
10/24	$12,111	$12,548

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	12.29%	1.31%	1.93%
Class C (with sales charges)	11.41%	1.31%	1.93%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ATCCX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$647,799,147
# of Portfolio Holdings	710
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$2,017,590

Class C: ATCCX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	9.3%
AA	29.8%
A	26.6%
BBB	9.6%
BB	4.3%
B	0.3%
CCC	0.1%
A-1+	0.2%
A-1	0.3%
SP-1	1.3%
SP-2	0.2%
Not Rated	18.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	12.2%
New York	7.4%
Pennsylvania	6.5%
Alabama	5.9%
Florida	5.9%
Texas	5.5%
New Jersey	5.1%
Illinois	4.9%
Georgia	4.4%
Wisconsin	3.8%
Ohio	3.5%
Indiana	3.2%
Puerto Rico	2.7%
Colorado	2.5%
Other	34.9%
Other assets less liabilities	-8.4%

Class C: ATCCX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATCCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ATCCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: ATCCX

4

TAFIO-C-0153-1024

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr., Jorge A. Bermudez and Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Tax Aware Fixed Income Portfolio	2023	$37,863	$—	$23,823
	2024	$45,000	$—	$23,724

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Tax Aware Fixed Income Portfolio	2023	$1,784,853	$23,823
			$—
			$(23,823)
	2024	$2,048,030	$23,724
			$—
			$(23,724)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

OCT 10.31.24

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

October 31, 2024

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 105.1%
Long-Term Municipal Bonds – 104.2%
Alabama – 5.9%
Black Belt Energy Gas District (Apollo Global Management, Inc.) Series 2024-A 5.25%, 05/01/2055	$2,000	$2,166,697
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2022-F 5.50%, 11/01/2053	2,000	2,125,261
Series 2023-A 5.25%, 01/01/2054	2,000	2,152,688
Series 2023-D 5.428% (SOFR + 1.85%), 06/01/2049(a)(b)(c)	10,000	10,280,411
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,000	996,690
Black Belt Energy Gas District (Pacific Mutual Holding Co.) Series 2024-C 5.00%, 05/01/2055	1,000	1,067,497
County of Jefferson AL Sewer Revenue Series 2024 5.50%, 10/01/2053	1,000	1,082,513
Homewood Educational Building Authority (CHF – Horizons II LLC) Series 2024 5.50%, 10/01/2049	250	264,334
5.50%, 10/01/2054	250	262,590
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 5.00%, 06/01/2054	1,000	1,020,893
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding Co.) Series 2024-A 5.00%, 08/01/2054	2,000	2,140,965
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.50%, 01/01/2053	1,000	1,077,455
5.656% (SOFR + 2.42%), 01/01/2053(c)	2,000	2,104,363

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	$10,000	$10,610,587
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	1,000	1,058,310

		38,411,254

Alaska – 1.0%
Alaska Housing Finance Corp. (Pre-refunded – Others) Series 2023 4.39%, 07/01/2026(b)	2,000	2,007,008
Municipality of Anchorage AK Solid Waste Services Revenue Series 2022-A 5.25%, 11/01/2062	4,000	4,223,608

		6,230,616

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	135	144,742

Arizona – 2.3%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	186	176,739
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(b)	1,000	922,538
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2061	1,000	853,788
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(d)(e)(f)	1,000	40,000

2 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(b)	$100	$84,146
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	2,000	2,047,866
Series 2024 4.00%, 06/01/2049	2,000	2,000,445
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	1,000	883,804
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.521%, 07/01/2036	1,000	774,998
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	100	99,999
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 6.75%, 11/15/2042(b)	250	274,068
7.00%, 11/15/2057(b)	250	272,135
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(b)	600	532,241
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2042	1,000	1,089,727
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	2,000	2,149,919
Sierra Vista Industrial Development Authority Series 2024 5.00%, 06/15/2044(b)	1,000	1,005,778

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Yuma Industrial Development Authority AGC Series 2024 5.25%, 08/01/2043	$1,250	$1,386,204

		14,594,395

Arkansas – 0.3%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	1,300	1,448,481
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	200	207,372

		1,655,853

California – 12.1%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2049(g)	1,000	573,620
AGM Series 2024 Zero Coupon, 10/01/2053	1,000	243,812
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	500	499,092
Align Affordable Housing Bond Fund LP (SHI – Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	1,000	901,250
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	300	262,914
Series 2023 4.84%, 04/01/2065(f)(h)	1,905	1,785,275
Burbank-Glendale-Pasadena Airport Authority Brick Campaign AGM Series 2024-B 4.50%, 07/01/2054	2,000	1,970,195
California Community Choice Financing Authority Series 2024 5.00%, 02/01/2055(i)	1,000	1,069,378
5.00%, 08/01/2055	2,000	2,142,996
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	2,000	2,137,759

4 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	$4,445	$4,772,434
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2023 5.00%, 12/01/2053	1,000	1,059,250
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.866% (SOFR + 1.63%), 07/01/2053(c)	2,000	1,998,796
5.00%, 07/01/2053(a)(b)	10,000	10,573,229
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(b)	1,000	880,572
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	250	212,731
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	1,000	736,428
4.00%, 08/01/2046(b)	495	424,259
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)	1,000	710,794
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(b)	2,500	102,666
5.50%, 02/01/2040(b)	1,000	904,584
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	147	148,355

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2021-2, Class A 3.75%, 03/25/2035	$959	$943,636
Series 2021-2, Class X 0.82%, 03/25/2035(j)	959	42,161
Series 2021-3, Class A 3.25%, 08/20/2036	239	221,499
Series 2021-3, Class X 0.77%, 08/20/2036(j)	954	46,393
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(b)	990	77,529
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2040	250	260,901
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	1,000	1,076,085
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(b)	250	250,008
Series 2023 5.00%, 07/01/2035(b)	1,250	1,357,473
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 11/21/2045(b)	1,000	1,022,617
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2052(b)	1,000	1,001,887
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057	1,000	1,073,108
City of Los Angeles CA Series 2024 5.00%, 06/26/2025	2,000	2,024,849
City of Los Angeles Department of Airports Series 2020-C 5.00%, 05/15/2039	1,000	1,046,136

6 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022 5.25%, 05/15/2047	$2,000	$2,123,927
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(b)	400	318,965
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(b)	500	353,167
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(b)	1,000	888,998
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(b)	1,000	707,621
County of Los Angeles CA Series 2024 5.00%, 06/30/2025	2,000	2,025,013
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(b)	500	348,213
4.00%, 05/01/2057(b)	350	250,647
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(b)	500	365,125
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(b)	1,000	878,256
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(b)	200	162,699
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)	1,000	701,862
4.00%, 07/01/2058(b)	200	140,805

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(b)	$500	$387,231
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(b)	800	566,527
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	1,000	695,008
4.00%, 12/01/2056(b)	400	300,627
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(b)	500	432,036
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)	1,000	816,591
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(b)	1,000	705,113
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	1,000	709,845
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	745	684,414
Series 2021-B Zero Coupon, 06/01/2066	17,335	1,875,791
Los Angeles Unified School District/CA Series 2024-A 5.00%, 07/01/2031	3,000	3,449,237
Northern California Energy Authority (Pacific Mutual Holding Co.) Series 2024 5.00%, 12/01/2054	2,000	2,120,733

8 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No. 2003-1) Series 2022 5.75%, 09/01/2052	$1,000	$1,030,133
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2044	1,000	1,028,786
Series 2023-E 5.50%, 05/01/2040	1,315	1,468,216
Series 2024 5.00%, 05/01/2039	3,400	3,649,547
Southern California Public Power Authority (American International Group, Inc.) Series 2024-A 5.00%, 04/01/2055	1,400	1,488,018
State of California Series 2024 4.00%, 08/01/2049	1,000	1,003,058
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	1,000	162,624
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.) Series 2006 Zero Coupon, 06/01/2046	1,000	226,976
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	2,000	2,054,255

		78,674,735

Colorado – 2.5%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051	500	473,011
Centerra Metropolitan District No. 1 Series 2022 6.50%, 12/01/2053	500	514,329

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2029	$1,000	$1,053,611
City & County of Denver CO Airport System Revenue (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	615	615,096
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2062	1,000	996,973
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,000	781,238
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2049	100	68,055
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	1,000	905,038
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041	100	92,894
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	2,000	2,104,716
Colorado State Education Loan Program Series 2024-A 5.00%, 06/30/2025	4,000	4,046,682
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(d)(e)(f)	250	187,500

10 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

E-470 Public Highway Authority Series 2024-B 3.979% (SOFR + 0.75%), 09/01/2039(c)	$2,000	$1,999,629
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	550	492,933
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(b)	210	217,006
St. Vrain Lakes Metropolitan District No. 4 Series 2024-A 0.00%, 09/20/2054(b)(g)	1,000	717,767
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	500	531,595
Vauxmont Metropolitan District AGM Series 2019 5.00%, 12/15/2028	380	392,078
AGM Series 2020 5.00%, 12/01/2050	100	103,340

		16,293,491

Connecticut – 0.5%
City of New Haven CT Series 2018-A 5.50%, 08/01/2038	615	645,524
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	2,200	2,185,948
Town of Hamden CT (Whitney Center, Inc. Obligated Group) Series 2022-A 7.00%, 01/01/2053	100	108,739

		2,940,211

District of Columbia – 1.6%
District of Columbia Income Tax Revenue Series 2024-A 5.00%, 10/01/2037	3,500	3,991,082
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	2,500	254,508

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series 2009 Zero Coupon, 10/01/2037	$10,000	$5,867,333

		10,112,923

Florida – 5.8%
Bexley Community Development District Series 2016 4.875%, 05/01/2047	100	96,627
Capital Projects Finance Authority/FL Series 2024 5.00%, 06/15/2034(b)	535	546,862
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(b)	2,000	139,784
5.00%, 07/01/2056(b)	1,090	1,059,381
City of Palmetto FL (Renaissance Arts and Education, Inc.) Series 2022 5.375%, 06/01/2057	1,000	1,021,566
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2053	1,000	245,549
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.75%, 08/15/2055	200	200,380
County of Lee FL Airport Revenue Series 2024 5.25%, 10/01/2054	1,000	1,060,895
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015-A 5.00%, 06/01/2028	780	787,457
County of Miami-Dade FL Aviation Revenue Series 2015-A 5.00%, 10/01/2031	265	267,450
Series 2024-A 5.00%, 10/01/2034	5,400	5,822,874
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2036	230	136,154

12 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Palm Beach FL (Provident Group – LU Properties LLC) Series 2024 6.00%, 06/01/2044	$1,000	$1,009,365
6.125%, 06/01/2054	1,000	1,005,331
County of Palm Beach FL (Provident Group – LU Properties II LLC) Series 2024 8.50%, 06/01/2033	100	100,578
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2051(b)	1,000	946,697
County of Palm Beach FL Airport System Revenue Series 2024-B 5.25%, 10/01/2043(i)	1,000	1,084,549
5.25%, 10/01/2044(i)	1,100	1,189,165
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	3,000	3,257,817
Florida Development Finance Corp. Series 2024 4.375%, 10/01/2054(b)	1,000	999,890
Florida Development Finance Corp. (Assistance Unlimited, Inc.) Series 2022 6.00%, 08/15/2057(b)	350	350,825
Florida Development Finance Corp. (Brightline Trains Florida LLC) AGM Series 2024 5.25%, 07/01/2047	2,500	2,623,626
Florida Development Finance Corp. (Cornerstone Charter Academy, Inc. Obligated Group) Series 2022 5.00%, 10/01/2042(b)	1,000	1,003,406
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 4.00%, 07/01/2051(b)	100	86,013
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 5.75%, 06/15/2047	1,000	1,045,166

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Hillsborough County Aviation Authority Series 2024 5.50%, 10/01/2054	$1,000	$1,091,614
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024-C 4.125%, 11/15/2051	2,000	1,926,648
Jacksonville Transportation Authority Series 2025 5.00%, 08/01/2027(i)	1,000	1,040,609
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052	500	463,534
Miami-Dade County Educational Facilities Authority Series 2025-B 5.25%, 04/01/2040(i)	1,000	1,112,390
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.50%, 07/01/2061(b)	1,000	1,013,016
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037	100	102,996
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042	1,000	941,719
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	904,107
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	200	170,428

14 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Palm Beach County Health Facilities Authority (Green Cay Life Plan Village, Inc.) Series 2022 11.50%, 07/01/2027(b)	$100	$126,874
Pinellas County Industrial Development Authority Series 2019 5.00%, 07/01/2039	1,000	1,010,289
School District of Broward County/FL Series 2024 4.00%, 01/29/2025	1,000	1,001,358
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.55%, 05/01/2039	600	554,847
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Asmnts) Series 2023 5.25%, 05/01/2054(b)	100	103,234

		37,651,070

Georgia – 4.4%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(b)(g)	1,000	835,074
Series 2024-A 5.50%, 04/01/2039(b)	1,000	1,013,587
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2025	145	146,281
5.00%, 07/01/2031	1,065	1,123,948
DeKalb County Housing Authority (HADC Avenues LLC) Series 2023 6.17%, 06/01/2053(b)	1,010	974,121
7.00%, 06/01/2041(b)	235	222,593
Fayette County Development Authority (United States Soccer Federation, Inc.) Series 2024 5.25%, 10/01/2054	1,000	1,063,556
Main Street Natural Gas, Inc. Series 2024-D 5.00%, 04/01/2054	1,000	1,073,654

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050	$3,215	$3,240,552
Series 2023-A 5.00%, 06/01/2053	3,000	3,187,302
Main Street Natural Gas, Inc. (Pre-refunded – Others) Series 2019-B 4.00%, 08/01/2049	2,000	2,000,732
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.929% (SOFR + 1.70%), 12/01/2053(c)	2,000	2,058,016
Series 2023-B 5.00%, 07/01/2053	1,000	1,059,824
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	100	104,008
5.00%, 01/01/2049	2,000	2,040,794
Series 2022 5.50%, 07/01/2063	1,500	1,595,270
AGM Series 2023 5.00%, 07/01/2064	1,000	1,040,742
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	5,000	5,596,987

		28,377,041

Guam – 0.3%
Antonio B Won Pat International Airport Authority Series 2024-A 5.00%, 10/01/2029	1,300	1,360,701
Guam Power Authority Series 2022-A 5.00%, 10/01/2043	500	526,087
Territory of Guam Series 2019 5.00%, 11/15/2031	155	157,417
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	200	200,212

		2,244,417

16 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Hawaii – 0.4%
City & County Honolulu HI Wastewater System Revenue Series 2025 5.00%, 07/01/2035(i)	$2,000	$2,279,092

Idaho – 0.2%
Idaho Health Facilities Authority (North Canyon Medical Center, Inc.) Series 2023 7.125%, 11/01/2057	1,000	1,087,015

Illinois – 4.9%
Chicago Board of Education Series 2012-A 5.00%, 12/01/2042	240	235,521
Series 2012-B 5.00%, 12/01/2033	1,000	1,000,375
Series 2019-A 5.00%, 12/01/2029	100	104,296
5.00%, 12/01/2030	100	103,590
Series 2019-B 5.00%, 12/01/2033	100	102,651
Series 2021-A 5.00%, 12/01/2033	1,000	1,034,053
Chicago O’Hare International Airport Series 2024-A 5.50%, 01/01/2059	3,000	3,224,947
Series 2024-C 5.25%, 01/01/2042	2,000	2,181,632
Series 2024-E 5.00%, 01/01/2029	1,000	1,055,697
Chicago O’Hare International Airport (Pre-refunded – US Treasuries) Series 2015 5.00%, 01/01/2027	2,000	2,003,688
Series 2015-C 5.00%, 01/01/2034	335	335,618
County of Cook IL Series 2021-B 4.00%, 11/15/2025	1,000	1,007,043
Illinois Finance Authority (DePaul College Prep) Series 2023 5.625%, 08/01/2053(b)	1,000	1,065,789
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	100	89,765

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Lake Forest College) Series 2022-A 5.50%, 10/01/2047	$1,000	$1,033,748
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	76	41,012
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015-C 5.00%, 08/15/2035	250	251,852
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	100	103,686
Series 2024 5.67%, 11/01/2038(f)	955	952,782
Illinois State Toll Highway Authority Series 2009 6.184%, 01/01/2034	1,000	1,058,855
Series 2019-A 5.00%, 01/01/2026	1,500	1,533,208
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045	600	603,439
Series 2017 0.00%, 12/15/2042(g)	1,000	726,189
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority Lease) Series 2020 5.00%, 06/15/2042	640	668,361
State of Illinois Series 2010 7.35%, 07/01/2035	196	213,191
Series 2017-D 5.00%, 11/01/2026	930	961,262
Series 2018-A 5.00%, 10/01/2027	1,000	1,050,013
Series 2022-A 5.50%, 03/01/2047	1,000	1,078,950
Series 2022-C 5.50%, 10/01/2045	1,000	1,087,155
Series 2024 5.00%, 02/01/2026	1,000	1,019,301
5.00%, 02/01/2031	1,345	1,461,815

18 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-B 4.25%, 05/01/2046	$1,000	$961,094
5.00%, 05/01/2038	1,000	1,091,349
5.25%, 05/01/2043	1,000	1,086,526
State of Illinois Sales Tax Revenue Series 2021 5.00%, 06/15/2025	1,000	1,009,891

		31,538,344

Indiana – 3.2%
City of Valparaiso IN (Green Oaks of Valparaiso LLC) Series 2021 5.375%, 12/01/2041(b)	150	122,816
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	1,000	1,029,527
Indiana Finance Authority Series 2024 5.00%, 07/01/2054	1,000	1,015,333
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(f)	1,070	501,593
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2045	1,000	1,084,696
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	100	104,824
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043	1,000	894,071
Series 2023-2 4.00%, 11/15/2037	100	96,053
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2030	190	190,438
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	165	151,127

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 4.084% (SOFR + 0.71%), 11/01/2046(c)(f)	$9,825	$9,811,443
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	1,000	1,001,991
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(b)	1,000	839,329
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	330	358,950
6.00%, 03/01/2053	250	271,602
Series 2023-F 7.75%, 03/01/2067	250	282,874
BAM Series 2023 5.25%, 03/01/2067	3,000	3,173,697

		20,930,364

Iowa – 1.0%
Iowa Finance Authority Series 2022-E 4.181% (SOFR + 0.80%), 01/01/2052(c)	5,000	5,001,459
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	100	95,051
4.00%, 12/01/2041	170	144,011
4.00%, 12/01/2046	115	92,730
4.00%, 12/01/2051	205	160,044
PEFA, Inc. (Goldman Sachs Group, Inc. (The)) Series 2019 5.00%, 09/01/2049	1,000	1,022,977

		6,516,272

Kansas – 0.2%
City of Colby KS (Citizens Medical Center, Inc.) Series 2024 5.50%, 07/01/2026	1,000	1,002,985

20 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(b)	$100	$102,236
6.50%, 11/15/2042(b)	300	306,240

		1,411,461

Kentucky – 0.9%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 4.00%, 02/01/2034	385	373,770
City of Henderson KY (Pratt Paper KY LLC) Series 2022 3.70%, 01/01/2032(b)	280	274,208
Kenton County Airport Board Series 2024-A 5.25%, 01/01/2049	2,000	2,125,091
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2037	175	180,646
Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027	1,000	1,000,116
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2039	160	156,536
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	65	54,923
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037	425	431,660
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(b)	130	130,071

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.75%, 11/01/2040(b)	$600	$615,115
Series 2022-B 6.75%, 11/01/2040(b)	100	102,415
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033	225	229,030

		5,673,581

Louisiana – 1.8%
City of New Orleans LA Water System Revenue (Pre-refunded – US Govt Agencies) Series 2014 5.00%, 12/01/2034	100	100,117
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp. ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	1,000	1,010,385
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2036	675	695,054
Louisiana Public Facilities Authority (Calcasieu Bridge Partners LLC) Series 2024 5.00%, 09/01/2066	1,000	1,020,183
5.75%, 09/01/2064	2,000	2,163,699
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(b)	2,000	2,015,489
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 6.125%, 06/01/2052(b)	1,025	1,059,355
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 7.50%, 07/01/2023(d)(k)	250	3
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059	1,335	1,349,302

22 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Orleans Aviation Board Series 2017-B 5.00%, 01/01/2043	$215	$216,087
Series 2024 5.00%, 01/01/2035(i)	1,000	1,063,480
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 3.874% (SOFR + 0.50%), 05/01/2043(c)	980	976,192

		11,669,346

Maine – 0.0%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(b)	100	100,205

Maryland – 1.3%
Maryland Economic Development Corp. (Air Cargo Obligated Group) Series 2019 4.00%, 07/01/2044	600	545,849
Maryland Economic Development Corp. (Maryland Economic Development Corp. Morgan View & Thurgood Marshall Student Hsg) Series 2022 6.00%, 07/01/2058	1,000	1,100,430
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2052	1,000	1,040,095
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2036	500	520,290
Maryland Stadium Authority Series 2024 5.00%, 06/01/2038	2,000	2,247,995
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	1,500	1,661,940

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 23

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

State of Maryland Department of Transportation Series 2017 5.00%, 05/01/2026	$1,315	$1,327,123

		8,443,722

Massachusetts – 2.5%
City of Quincy MA Series 2024 5.00%, 07/25/2025	2,000	2,029,040
Commonwealth of Massachusetts Series 2024-B 5.00%, 05/01/2054	10,000	10,733,849
Commonwealth of Massachusetts Transportation Fund Revenue Series 2023-B 5.00%, 06/01/2051	2,000	2,140,150
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2024-A 5.25%, 07/01/2052	1,000	1,100,699

		16,003,738

Michigan – 1.6%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(g)	245	193,347
Series 2018 5.00%, 04/01/2038	75	77,255
Series 2021-A 5.00%, 04/01/2046	2,000	2,067,267
Series 2021-B 3.644%, 04/01/2034	200	173,657
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 3.853% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(c)	1,000	979,005
Great Lakes Water Authority Water Supply System Revenue Series 2016-C 5.00%, 07/01/2025	1,000	1,011,747
Michigan Finance Authority Series 2024-A 5.00%, 08/20/2025	1,250	1,265,825

24 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Corewell Health Obligated Group) Series 2016 5.00%, 11/01/2044	$1,000	$1,005,517
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	1,000	933,667
Michigan Finance Authority (Trinity Health Corp.) Series 2015 5.00%, 12/01/2024	1,000	1,001,128
Michigan Strategic Fund (Michigan Strategic Fund – I 75 Improvement Project) AGM Series 2018 4.125%, 06/30/2035	1,610	1,594,057
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	7,750	230,870

		10,533,342

Minnesota – 1.3%
City of Bloomington MN Series 2024-A 6.18%, 07/01/2041(b)	1,000	1,002,573
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(b)(g)	1,000	1,038,646
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(b)	1,000	1,006,895
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(b)	1,000	1,023,638
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2042	1,000	1,088,442

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 25

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(b)	$215	$214,835
5.66%, 07/01/2041(b)	585	584,136
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	100	91,055
4.00%, 07/01/2041	100	84,647
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051(f)	100	71,512
4.00%, 06/01/2056(f)	100	69,108
Minneapolis-St. Paul Metropolitan Airports Commission Series 2024 5.00%, 01/01/2041	1,000	1,049,382
Minnesota Municipal Gas Agency (Royal Bank of Canada) Series 2022-A 4.00%, 12/01/2052	1,000	1,009,742

		8,334,611

Mississippi – 0.3%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(f)	500	508,116
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(b)	1,800	1,597,939

		2,106,055

Missouri – 0.2%
County of Jackson MO Series 2014 5.00%, 12/01/2024	1,010	1,010,994
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(b)	165	150,881

26 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	$300	$277,183
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(b)	100	100,016

		1,539,074

Nebraska – 0.6%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	1,000	1,054,959
Omaha Public Power District Series 2024-B 5.00%, 02/01/2025	2,890	2,901,858

		3,956,817

Nevada – 0.8%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	2,000	279,879
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(b)	320	311,606
Reno-Tahoe Airport Authority Series 2024 5.25%, 07/01/2054	2,000	2,112,850
State of Nevada Series 2015-D 5.00%, 04/01/2027	1,000	1,007,757
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2024 8.125%, 01/01/2050	1,500	1,545,745

		5,257,837

New Hampshire – 1.0%
National Finance Authority Series 2022-2, Class X 0.675%, 10/01/2036(j)	973	44,092

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 27

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	$199	$199,109
Series 2022-1, Class A 4.375%, 09/20/2036	1,940	1,935,201
Series 2022-1, Class X 0.334%, 09/20/2036(j)	970	20,215
Series 2022-2, Class A 4.00%, 10/20/2036	973	941,180
Series 2024 4.15%, 10/20/2040	2,000	1,993,335
5.00%, 12/01/2028(b)(i)	1,000	999,489
Series 2024-1, Class A 4.25%, 07/20/2041	656	641,610

		6,774,231

New Jersey – 5.1%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2023 5.398%, 03/01/2033	1,000	1,033,236
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	1,000	997,676
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2034	1,000	1,123,415
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	180	180,184
New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2020-A 5.00%, 07/01/2045	100	102,546
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	280	288,811
New Jersey Transportation Trust Fund Authority Series 2024-A 4.00%, 06/15/2042	3,530	3,466,174
5.00%, 06/15/2037	3,750	4,170,669

28 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	$550	$563,712
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2023-B 5.00%, 06/15/2040	1,250	1,367,226
AGM Series 2006-C Zero Coupon, 12/15/2033	2,000	1,437,379
New Jersey Transportation Trust Fund Authority (Pre-refunded – US Treasuries) Series 2018-A 5.00%, 12/15/2024	1,975	1,978,409
Series 2019 5.00%, 12/15/2024	2,000	2,003,452
New Jersey Turnpike Authority Series 2017-B 5.00%, 01/01/2032	540	569,601
Series 2024-A 4.00%, 01/01/2035	1,500	1,591,640
5.00%, 01/01/2027	1,000	1,046,081
5.00%, 01/01/2032	1,395	1,566,749
5.00%, 01/01/2033	1,000	1,134,017
Series 2024-C 5.00%, 01/01/2043	1,000	1,099,472
5.00%, 01/01/2044	1,000	1,096,101
South Jersey Transportation Authority BAM Series 2022 5.25%, 11/01/2052	1,000	1,076,935
State of New Jersey Series 2020 5.00%, 06/01/2025	2,000	2,020,231
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	3,045	3,053,519

		32,967,235

New Mexico – 0.2%
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	1,000	956,382

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 29

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York – 7.4%
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2062	$1,000	$1,029,965
City of New York NY Series 2024-A 5.00%, 08/01/2025	1,090	1,104,843
Series 2024-D 4.00%, 04/01/2045	1,000	978,412
Federal Home Loan Mortgage Corp. Series 2024-ML21, Class AUS 4.52%, 08/25/2041	1,288	1,324,947
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.50%, 06/15/2057	2,000	2,062,612
Long Island Power Authority Series 2023-E 5.00%, 09/01/2048	1,000	1,066,129
Metropolitan Transportation Authority Series 2020-A 5.00%, 11/15/2045	1,000	1,075,470
Series 2020-C 5.00%, 11/15/2050	1,000	1,035,774
5.25%, 11/15/2055	1,000	1,046,911
Series 2020-E 4.00%, 11/15/2026	1,155	1,174,588
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 6.00%, 07/01/2057(b)	1,000	1,029,586
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	550	528,532
New York City Municipal Water Finance Authority Series 2024-C 4.25%, 06/15/2054	2,000	1,981,191

30 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2032	$865	$917,225
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	350	55,104
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(b)	1,215	1,214,976
5.375%, 11/15/2040(b)	115	115,027
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2053	2,000	2,146,740
New York State Dormitory Authority Series 2025 5.00%, 05/01/2027(i)	2,190	2,281,804
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	2,000	2,250,496
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2034(b)	1,000	972,994
New York Transportation Development Corp. Series 2024 5.50%, 12/31/2054(i)	1,000	1,065,629
New York Transportation Development Corp. (JFK NTO LLC) AGM Series 2023 5.00%, 06/30/2049	1,000	1,027,879
5.125%, 06/30/2060	2,000	2,051,490
AGM Series 2024 5.00%, 06/30/2049	4,800	4,966,891
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	150	149,183

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 31

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Suffolk Regional Off-Track Betting Co. Series 2024 6.00%, 12/01/2053	$1,000	$1,041,206
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.917%, 05/15/2040	500	381,563
Series 2022 3.596% (SOFR + 1.05%), 04/01/2026(a)(b)(c)	10,000	9,988,571
Series 2024 5.00%, 11/15/2035	1,000	1,149,043
TSASC, Inc./NY Series 2016 5.00%, 06/01/2045	300	267,596
5.00%, 06/01/2048	180	158,798
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	120	108,926
Western Regional Off-Track Betting Corp. Series 2021 4.125%, 12/01/2041(b)	100	91,229

		47,841,330

North Carolina – 1.5%
City of Charlotte NC Airport Revenue Series 2021-B 5.00%, 07/01/2025	1,060	1,069,291
Series 2023 5.00%, 07/01/2048	2,800	2,902,315
Fayetteville State University Series 2023 5.00%, 04/01/2038(b)	1,045	1,124,459
Greater Asheville Regional Airport Authority AGM Series 2023 5.25%, 07/01/2048	2,500	2,663,539
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	500	514,763
AGM Series 2024 Zero Coupon, 01/01/2053	1,000	255,199
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2025	1,000	1,005,716

		9,535,282

32 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

North Dakota – 0.4%
City of Grand Forks ND (Altru Health System Obligated Group) AGM Series 2023-A 5.00%, 12/01/2048	$1,000	$1,037,332
5.00%, 12/01/2053	1,250	1,287,454
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(d)(e)(f)(l)(m)	100	– 0	–

		2,324,786

Ohio – 3.5%
Buckeye Tobacco Settlement Financing Authority Series 2020-B Zero Coupon, 06/01/2057	2,000	185,239
5.00%, 06/01/2055	1,750	1,580,153
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	175	176,201
Cleveland-Cuyahoga County Port Authority (Cleveland-Cuyahoga County Port Authority Flats East Bank TIF District) Series 2021 4.00%, 12/01/2055(b)	480	392,460
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2024	1,160	1,161,229
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	205	207,389
County of Cuyahoga OH (Pre-refunded – US Treasuries) Series 2014 5.00%, 12/01/2028	365	366,474
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	1,000	1,044,987
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.125%, 12/01/2049	100	81,935

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 33

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	$1,000	$1,096,212
6.75%, 12/01/2052	250	273,676
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(b)	1,000	777,678
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	580	567,651
Ohio Housing Finance Agency Series 2024 7.50%, 03/01/2049(i)	1,000	1,251,247
Ohio Water Development Authority (Ohio Water Development Authority State Lease) Series 2016-B 5.00%, 06/01/2025	1,000	1,010,464
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati, Inc.) Series 2021 4.375%, 06/15/2056	100	98,742
Reynoldsburg City School District Series 2014 4.939%, 09/01/2032	1,000	1,031,087
State of Ohio Series 2017-U 5.00%, 05/01/2025	2,000	2,018,050
University of Toledo Series 2023-B 4.631% (SOFR + 0.90%), 06/01/2036(a)(b)(c)	9,765	9,549,040

		22,869,914

Oklahoma – 0.3%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.50%, 08/15/2052	1,000	1,021,296
Series 2022-A 5.50%, 08/15/2044	1,000	1,019,698

		2,040,994

34 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Oregon – 0.2%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.375%, 11/15/2055	$1,000	$1,001,805

Other – 0.3%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust Series 2023-2 6.00%, 10/05/2040(b)	488	510,567
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 2024-ML23, Class AUS 4.563%, 04/25/2042(b)	1,000	1,046,359
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class XUS 0.98%, 09/25/2036(j)	1,161	76,778
Series M052, Class A 2.65%, 06/15/2036	375	327,160

		1,960,864

Pennsylvania – 6.5%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 3.94% (MUNIPSA + 0.70%), 11/15/2047(c)	2,000	1,980,305
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Corp. Revenue) Series 2022 5.25%, 05/01/2042(b)	480	476,588
Berks County Municipal Authority (The) Series 2024 0.00%, 06/30/2044(g)	497	331,206
5.00%, 06/30/2039	700	691,653
7.00%, 06/30/2039	280	256,179
8.00%, 06/30/2034	110	112,851
Series 2024-A 6.00%, 06/30/2034	100	108,083
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	1,000	809,335

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 35

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2054	$250	$236,849
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(b)	250	261,143
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	920,441
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	2,060,391
Montgomery County Industrial Development Authority/PA (Pre-refunded – US Treasuries) Series 2015 5.25%, 01/15/2045	1,385	1,389,296
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	100	79,916
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	1,000	683,068
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.25%, 06/30/2053	1,000	1,029,359
AGM Series 2022 5.75%, 12/31/2062	1,000	1,096,021
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	885	882,972
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2038	100	101,388

36 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Reworld Holding Corp.) Series 2019 3.25%, 08/01/2039(b)	$510	$416,232
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.21% (MUNIPSA + 0.70%), 11/15/2047(c)	3,000	3,000,657
Pennsylvania Higher Educational Facilities Authority Series 2024 4.00%, 11/01/2042(i)	1,000	954,780
Pennsylvania Turnpike Commission Series 2016-A 5.00%, 06/01/2025	1,000	1,009,768
Series 2024 5.00%, 12/01/2038	1,000	1,127,905
Pennsylvania Turnpike Commission Registration Fee Revenue Series 2023 4.73% (MUNIPSA + 0.85%), 07/15/2041(a)(b)(c)	10,000	10,002,672
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(b)	1,000	1,008,696
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.531% (SOFR + 0.80%), 09/01/2040(a)(b)(c)	10,000	9,761,109
School District of Philadelphia (The) Series 2019-A 5.00%, 09/01/2044	1,350	1,406,721

		42,195,584

Puerto Rico – 2.7%
Children’s Trust Fund Series 2008-B Zero Coupon, 05/15/2057	5,000	298,687
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	779	531,411
4.00%, 07/01/2046	134	125,385
Series 2022-A Zero Coupon, 11/01/2051	805	439,937
5.069%, 11/01/2051	2,606	1,703,585

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 37

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022-C Zero Coupon, 11/01/2043	$8,013	$5,158,627
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	82	79,473
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2035(b)	500	521,557
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(d)(e)	85	43,775
5.00%, 07/01/2037(d)(e)	600	309,000
Series 2008-W 5.00%, 07/01/2028(d)(e)	245	126,175
Series 2008-WW 5.375%, 07/01/2024(d)(k)	125	65,000
Series 2010-A 5.25%, 07/01/2029(d)(e)	100	51,500
5.25%, 07/01/2030(d)(e)	15	7,725
Series 2010-C 5.00%, 07/01/2024(d)(k)	25	13,000
5.25%, 07/01/2027(d)(e)	150	77,250
5.25%, 07/01/2028(d)(e)	305	157,075
Series 2010-DDD 5.00%, 07/01/2021(d)(k)	15	7,800
Series 2010-X 5.25%, 07/01/2040(d)(e)	820	422,300
5.75%, 07/01/2036(d)(e)	625	321,875
Series 2010-ZZ 5.25%, 07/01/2018(d)(k)	150	78,000
5.25%, 07/01/2024(d)(k)	40	20,800
Series 2012-A 5.00%, 07/01/2029(d)(e)	50	25,750
5.00%, 07/01/2042(d)(e)	100	51,500
5.05%, 07/01/2042(d)(e)	110	56,650
Series 2013-A 7.00%, 07/01/2033(d)(e)	100	51,500
7.00%, 07/01/2040(d)(e)	100	51,500
AGM Series 2007-V 5.25%, 07/01/2027	1,000	1,000,315
5.25%, 07/01/2031	375	374,581
Puerto Rico Housing Finance Authority (El Mirador LLC) Series 2023 5.00%, 03/01/2027	2,000	2,040,809

38 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	$32	$31,381
6.625%, 01/01/2028	242	239,013
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(l)(m)	56	54,513
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,189,997
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2027	17	15,314
Zero Coupon, 07/01/2029	17	14,163
Zero Coupon, 07/01/2046	2,111	689,385
Series 2019-A 4.329%, 07/01/2040	440	435,782
5.00%, 07/01/2058	867	868,677

		17,750,767

South Carolina – 1.9%
Charleston County Airport District Series 2024-A 5.25%, 07/01/2043	1,600	1,732,470
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 4.80%, 11/01/2024	150	150,000
5.26%, 11/01/2032	100	99,128
5.41%, 11/01/2039	310	304,909
6.28%, 11/01/2039	100	98,447
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(b)	1,000	959,899
Orangeburg County School District Series 2024 5.00%, 08/13/2025	1,000	1,012,785

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 39

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 10/01/2054	$1,000	$1,080,987
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023-A 6.50%, 02/01/2056(b)	565	594,242
Series 2023-B 7.50%, 08/01/2047(b)	210	213,794
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(d)(e)(f)	100	15,000
6.50%, 06/01/2051(d)(e)(f)	300	45,000
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	1,000	984,168
5.25%, 11/01/2044	2,000	2,211,004
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 0.00%, 06/01/2052(g)	410	305,429
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2036	265	270,370
Series 2024-A 5.00%, 12/01/2038	1,100	1,213,425
Series 2024-B 5.00%, 12/01/2041	1,100	1,195,443

		12,486,500

South Dakota – 0.0%
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	150	155,959

Tennessee – 1.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	370	361,374

40 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.125%, 12/01/2042(b)	$1,000	$970,702
Series 2016-B Zero Coupon, 12/01/2031(b)	150	103,207
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(b)	200	204,433
9.50%, 11/01/2052(b)	400	408,811
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series 2024 5.00%, 07/01/2034	1,000	1,131,749
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	215	219,564
Metropolitan Government Nashville & Davidson County Industrial Development Board (Nashville & Davidson County TN South Nashville Central Business Improvement Dist) Series 2021 Zero Coupon, 06/01/2043(b)	1,000	404,358
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Government of Nashville & Davidson County TN) AGM Series 2023-A 5.25%, 07/01/2053	1,000	1,074,072
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	1,000	1,081,643
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053	1,000	1,039,797
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	200	170,189
4.25%, 12/01/2024	200	199,331

		7,369,230

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 41

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Texas – 5.5%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	$250	$200,062
Series 2021-B 5.00%, 10/01/2050(b)	500	428,381
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2021 4.50%, 06/15/2056(b)	500	500,053
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(b)	200	208,493
6.375%, 06/01/2062(b)	250	260,958
Austin Convention Enterprises, Inc. Series 2017-A 5.00%, 01/01/2034	500	502,912
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(b)	400	316,165
Board of Regents of the University of Texas System Series 2017-C 5.00%, 08/15/2025	1,000	1,014,327
Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(b)	500	450,000
Central Texas Turnpike System Series 2024-C 5.00%, 08/15/2038	1,300	1,432,407
City of Abilene TX (Pre-refunded – US Treasuries) Series 2015 5.00%, 02/15/2033	1,245	1,250,637
City of Austin TX Water & Wastewater System Revenue Series 2022 5.00%, 11/15/2024	1,850	1,850,978

42 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments LLC) Series 2022 Zero Coupon, 12/01/2062(b)	$4,760	$326,297
6.00%, 12/01/2062	555	543,335
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments LLC) Series 2022 6.00%, 12/01/2062(b)	270	259,727
6.25%, 12/01/2054(b)	100	91,059
City of Fort Worth TX Series 2020 5.00%, 03/01/2025	2,000	2,010,688
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	160	160,176
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,000	914,144
County of Harris TX Toll Road Revenue Series 2024-A 4.00%, 08/15/2054	1,000	944,811
County of Travis TX Series 2024 5.00%, 03/01/2028	1,250	1,339,124
Cypress-Fairbanks Independent School District Series 2015-A 5.00%, 02/15/2025	3,280	3,295,339
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2028(b)	100	100,005
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 4.36% (MUNIPSA + 0.85%), 07/01/2049(c)	1,000	1,000,347
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2050	1,000	262,107
Series 2022-B Zero Coupon, 12/01/2042	1,400	550,388

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 43

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Love Field Airport Modernization Corp. (Dallas Love Field) Series 2015 5.00%, 11/01/2032	$500	$505,062
Lower Colorado River Authority (LCRA Transmission Services Corp.) Series 2019 5.00%, 05/15/2025	1,000	1,008,776
McKinney Independent School District Series 2024 5.00%, 02/15/2025	1,170	1,175,641
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	450	450,093
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)	875	877,823
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group) Series 2018-A 5.50%, 07/01/2054	300	225,328
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	80,610
Series 2022 4.00%, 01/01/2047	100	72,064
5.00%, 01/01/2057	200	159,973
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	1,000	992,954
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group) Series 2024 10.00%, 07/01/2026(b)	1,000	1,023,012

44 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Port of Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 2.625%, 01/01/2031(b)	$300	$270,554
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(d)(e)	456	287,369
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2012-C 4.117% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(c)	2,395	2,393,440
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029	1,000	1,054,996
5.00%, 12/15/2031	1,000	1,064,194
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	600	646,149
Series 2023-B 5.50%, 01/01/2054	3,000	3,357,109

		35,858,067

Utah – 0.6%
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(b)	1,000	968,838
Military Installation Development Authority (Military Installation Development Authority Military Recreation Assessment Area) Series 2021-A 4.00%, 06/01/2052	500	420,141
State of Utah (Pre-refunded – US Treasuries) Series 2015 5.00%, 07/01/2025	1,000	1,002,603
Utah Infrastructure Agency Series 2022 5.00%, 10/15/2046	1,000	1,013,211

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 45

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024 5.00%, 10/15/2027	$465	$481,498
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(b)	200	200,925

		4,087,216

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2022 5.00%, 06/01/2052(b)	500	512,988

Virginia – 2.2%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(b)	615	584,467
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047	1,000	1,050,666
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	409	373,522
Virginia College Building Authority (Commonwealth of Virginia State Lease) Series 2022 5.00%, 02/01/2025	1,500	1,505,659
Virginia College Building Authority (Marymount University) Series 2015-A 5.00%, 07/01/2045(b)	1,000	874,856
Virginia Port Authority (Pre-refunded – US Treasuries) Series 2015-A 5.00%, 07/01/2030	1,000	1,008,787
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2024-A 5.00%, 08/01/2044	1,000	1,110,667

46 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2034	$2,000	$1,986,242
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(b)	430	429,180
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2023 5.00%, 11/01/2052	4,000	4,000,636
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 8.50%, 06/01/2042(f)	615	573,714
9.245% (SOFR + 5.50%), 06/01/2029(c)(f)	530	499,363

		13,997,759

Washington – 1.6%
Energy Northwest (Bonneville Power Administration) Series 2015-C 5.00%, 07/01/2026	1,000	1,011,697
Grays Harbor County Public Hospital District No. 1 Series 2023 6.875%, 12/01/2053	100	111,292
King County School District No. 411 Issaquah Series 2015 5.00%, 12/01/2025	1,000	1,010,048
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	280	285,741
Port of Seattle WA Series 2015-C 5.00%, 04/01/2033	510	510,230
State of Washington Series 2020-R 5.00%, 07/01/2025	1,000	1,011,893
Series 2022-R 5.00%, 07/01/2025	1,000	1,011,893
Series 2024-C 5.00%, 02/01/2025	1,000	1,003,957
Series 2024-R 5.00%, 07/01/2025	2,000	2,023,787

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 47

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	$270	$254,371
Series 2021-1, Class X 0.726%, 12/20/2035(j)	949	39,926
Series 2023-1, Class X 1.449%, 04/20/2037(j)	1,984	206,394
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.25%, 01/01/2043(b)	1,000	910,512
Series 2019-A 5.00%, 01/01/2055(b)	1,000	901,109

		10,292,850

West Virginia – 0.4%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(b)	250	200,124
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.75%, 06/01/2043(b)	1,000	1,063,885
Monongalia County Commission Excise Tax District Series 2023 0.00%, 06/01/2053(b)(g)	545	119,523
7.00%, 06/01/2043(b)	100	106,092
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(b)	1,000	1,031,730

		2,521,354

Wisconsin – 3.8%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(b)	200	183,799
State of Wisconsin Series 2025-1 5.00%, 05/01/2033(i)	1,000	1,131,035

48 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-2 5.00%, 05/01/2026(i)	$1,000	$1,022,954
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(b)	200	201,559
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) BAM Series 2024 5.25%, 02/15/2054	2,500	2,666,188
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	100	86,699
4.00%, 01/01/2057	1,000	816,245
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	100	93,124
Wisconsin Health & Educational Facilities Authority (St. John’s Communities, Inc. Obligated Group) Series 2022 4.00%, 09/15/2036	775	751,993
4.00%, 09/15/2041	765	709,893
4.00%, 09/15/2045	650	579,601
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(b)	100	89,830
Series 2022-A 3.875%, 12/01/2039(b)	460	411,122
Wisconsin Public Finance Authority Series 2024 Zero Coupon, 12/15/2034(b)	1,000	547,186
5.50%, 12/15/2038(b)	1,000	1,000,985
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 3.75%, 06/01/2030(b)	350	326,261

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 49

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(f)	$1,000	$904,641
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-C 4.30%, 11/01/2030	100	100,223
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 6.00%, 02/01/2062(b)	1,000	1,056,947
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(b)	1,000	1,039,157
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(b)	500	499,095
6.625%, 02/01/2046(b)	375	344,317
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042	1,315	1,311,781
Wisconsin Public Finance Authority (KDC Agribusiness LLC) 12.00%, 09/14/2024(d)(k)	284	– 0	–
Series 2022 15.00%, 04/30/2023(d)(f)(k)(l)(m)	600	– 0	–
Series 2023 15.00%, 04/30/2023(d)(f)(k)(l)(m)	175	2
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	849	544,694
Wisconsin Public Finance Authority (Lehigh Valley Health Network, Inc.) Series 2023 7.25%, 12/01/2042(b)	265	269,129
7.50%, 12/01/2052(b)	160	163,940
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(b)	295	235,766

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	$200	$142,152
Wisconsin Public Finance Authority (Pre-refunded – US Treasuries) Series 2020 5.00%, 04/01/2050(b)	25	27,481
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(b)	1,000	1,111,754
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	1,000	1,026,157
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(b)	600	678,932
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 5.00%, 04/01/2050(b)	475	479,573
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(b)	500	403,513
Series 2022 4.00%, 06/01/2049(b)	100	84,199
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(b)	1,000	1,024,993
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2034	1,300	1,157,114
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(b)	100	100,572
5.00%, 10/01/2027(b)	130	132,839

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 51

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2029(b)	$100	$103,108
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2062(b)	500	481,930
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2051(b)	1,000	849,829

		24,892,312

Total Long-Term Municipal Bonds (cost $679,854,198)		675,105,033

Short-Term Municipal Notes – 0.9%
California – 0.1%
Nuveen California AMT-Free Quality Municipal Income Fund Series 2017 3.69%, 10/01/2047(b)(n)	1,000	1,000,000

Florida – 0.1%
Escambia County Housing Finance Authority (4900 S. Rio Grande Avenue LP)
Series 2023-A 6.88%, 11/01/2053(b)	100	109,912
Series 2023-B 6.45%, 05/01/2027(b)	275	282,145

		392,057

Other – 0.7%
Nuveen AMT-Free Municipal Credit Income Fund Series 2019 3.69%, 03/01/2029(n)	2,000	2,000,000
Nuveen AMT-Free Quality Municipal Income Fund Series 2021 3.69%, 03/01/2029(n)	2,500	2,500,000

		4,500,000

Total Short-Term Municipal Notes (cost $5,875,000)		5,892,057

Total Municipal Obligations (cost $685,729,198)		680,997,090

52 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Agency CMBS – 0.3%
Federal Home Loan Mortgage Corp. Series 2024-ML22, Class AUS 4.545%, 10/25/2040	$997	$1,027,621
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2024 4.155%, 05/25/2041	999	988,399

		2,016,020

Non-Agency Fixed Rate CMBS – 0.6%
City of Fort Wayne IN 10.75%, 12/01/2029(d)(e)	33	4
New Hampshire Business Finance Authority Series 2024-2, Class A 3.625%, 08/20/2039	1,995	1,864,161
Series 2024-3 4.03%, 10/20/2041	1,997	1,917,479

		3,781,644

Non-Agency Floating Rate CMBS – 0.3%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 5.851% (CME Term SOFR 1 Month + 1.05%), 11/15/2033(b)(c)	250	249,892
New Hampshire Business Finance Authority Series 2024-1, Class X 0.49%, 07/01/2051(j)	847	32,621
Series 2024-2, Class X 0.51%, 08/20/2039(j)	1,995	82,695
Washington State Housing Finance Commission Series 2024-2 4.084%, 03/20/2040	1,999	1,925,552

		2,290,760

Total Commercial Mortgage-Backed Securities (cost $8,148,763)		8,088,424

CORPORATES - INVESTMENT GRADE – 0.9%
Industrial – 0.6%
Consumer Cyclical – Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(b)	400	381,488
YMCA of Greater New York 2.303%, 08/01/2026	1,000	944,600

		1,326,088

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 53

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Other Industrial – 0.4%
Trustees of Columbia University in the City of New York (The) Series 2024 4.355%, 10/01/2035	$3,000	$2,884,680

		4,210,768

Financial Institutions – 0.3%
Banking – 0.3%
Bank of New York Mellon Corp. (The) Series H 3.70%, 03/20/2026(o)	100	97,030
Citigroup, Inc. Series Z 7.375%, 05/15/2028(o)	1,000	1,047,780
Comerica, Inc. 5.625%, 07/01/2025(o)	100	99,088
Fifth Third Bancorp Series L 4.50%, 09/30/2025(o)	100	98,655
Huntington Bancshares, Inc./OH Series F 5.625%, 07/15/2030(o)	100	99,701
Truist Financial Corp. Series Q 5.10%, 03/01/2030(o)	100	97,095
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(o)	100	96,769

		1,636,118

Total Corporates - Investment Grade (cost $5,998,272)		5,846,886

ASSET-BACKED SECURITIES – 0.6%
Autos - Fixed Rate – 0.2%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	1,081	1,097,048

Other ABS - Fixed Rate – 0.4%
Commonwealth of Puerto Rico Series 2022-A 0.00%, 11/01/2051	7,600	2,156,000
County of Montgomery OH Series 2018-A 6.25%, 04/01/2049(d)(e)(f)	80	5,623

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(b)	$195	$175,858
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	90	90,757
5.25%, 07/01/2041	103	99,207
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series 2018-A 6.25%, 04/01/2049(d)(e)(f)	108	7,592
Tarrant County Cultural Education Facilities Finance Corp. 5.00%, 11/15/2025(d)(e)(l)(m)	552	– 0	–

		2,535,037

Total Asset-Backed Securities (cost $4,158,258)		3,632,085

CORPORATES - NON-INVESTMENT GRADE – 0.3%
Financial Institutions – 0.0%
REITs – 0.0%
Bridgewater Castle Rock ALF LLC 9.50%, 06/30/2025(l)	60	60,000

Industrial – 0.2%
Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b)	309	247,336
DISH DBS Corp. 5.25%, 12/01/2026(b)	240	222,142
5.75%, 12/01/2028(b)	250	218,797

		688,275

Consumer Cyclical - Entertainment – 0.1%
Wild Rivers Water Park 8.50%, 11/01/2051(l)(m)	1,225	760,953

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(d)(e)(l)(m)	161	10,283

		1,459,511

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 55

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(b)(o)	$225	$227,180

Total Corporates - Non-Investment Grade (cost $2,294,487)		1,746,691

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 8.971% (CME Term SOFR + 4.11%), 05/25/2025(c)	22	22,225
Series 2016-C01, Class 1M2 11.721% (CME Term SOFR + 6.86%), 08/25/2028(c)	43	45,315
Series 2016-C02, Class 1M2 10.971% (CME Term SOFR + 6.11%), 09/25/2028(c)	40	40,923
Series 2017-C04, Class 2M2 7.821% (CME Term SOFR + 2.96%), 11/25/2029(c)	133	137,302

Total Collateralized Mortgage Obligations (cost $233,358)		245,765

COLLATERALIZED LOAN OBLIGATIONS – 0.0%
CLO - Floating Rate – 0.0%
THL Credit Wind River CLO Ltd. Series 2014-2A, Class AR 6.058% (CME Term SOFR 3 Month + 1.40%), 01/15/2031(b)(c) (cost $69,359)	69	69,489

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(d)(l)(m) (cost $96,592)	5,320	15,481

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PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.72%(p)(q)(r) (cost $1,669,786)	1,669,786	$1,669,786

Total Investments – 108.4% (cost $708,398,073)		702,311,697
Other assets less liabilities – (8.4)%		(54,512,550)

Net Assets – 100.0%		$647,799,147

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	14,592	10/15/2029	2.516%	CPI#	Maturity	$(11,241)	$	– 0	–	$(11,241)
USD	14,579	10/15/2029	2.451%	CPI#	Maturity	31,972		– 0	–	31,972
USD	14,579	10/15/2029	2.499%	CPI#	Maturity	122		– 0	–	122

						$20,853	$	– 0	–	$20,853

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	7,200	10/15/2029	1 Day SOFR	3.785%	Annual	$(575)	$	– 0	–	$(575)
USD	2,903	10/15/2029	1 Day SOFR	3.814%	Annual	3,475		– 0	–	3,475
USD	2,899	10/15/2029	1 Day SOFR	3.740%	Annual	(6,394)		– 0	–	(6,394)
USD	2,898	10/15/2029	1 Day SOFR	3.761%	Annual	(3,777)		– 0	–	(3,777)
USD	6,800	01/08/2031	1 Day SOFR	3.616%	Annual	(154,710)		– 0	–	(154,710)
USD	1,300	01/08/2031	1 Day SOFR	3.808%	Annual	(12,830)		– 0	–	(12,830)
USD	19,180	09/15/2031	1 Day SOFR	3.527%	Annual	(296,944)		(1,651)		(295,293)
USD	8,300	08/15/2034	3.264%	1 Day SOFR	Annual	369,928		247		369,681
USD	6,700	08/15/2034	3.304%	1 Day SOFR	Annual	286,433		– 0	–	286,433
USD	6,120	08/15/2034	3.314%	1 Day SOFR	Annual	239,839		– 0	–	239,839
USD	6,000	08/15/2034	3.446%	1 Day SOFR	Annual	178,593		– 0	–	178,593
USD	3,000	08/15/2034	3.187%	1 Day SOFR	Annual	151,218		– 0	–	151,218

						$754,256		$(1,404)		$755,660

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 57

PORTFOLIO OF INVESTMENTS (continued)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	2,220	10/09/2029	1.125%	SIFMA*	Quarterly	$177,582	$	– 0	–	$177,582
Morgan Stanley Capital Services LLC	USD	10,000	03/17/2025	MMD 5 Year^	2.910%	Maturity	52,493		– 0	–	52,493
Morgan Stanley Capital Services LLC	USD	10,000	03/26/2025	MMD 5 Year^	2.880%	Maturity	34,040		– 0	–	34,040
Morgan Stanley Capital Services LLC	USD	3,000	04/21/2025	MMD 10 Year^	3.220%	Maturity	13,796		– 0	–	13,796
Morgan Stanley Capital Services LLC	USD	2,000	10/23/2025	MMD 10 Year^	3.240%	Maturity	(11,795)		– 0	–	(11,795)
Morgan Stanley Capital Services LLC	USD	2,000	08/29/2025	MMD 10 Year^	3.040%	Maturity	(43,543)		– 0	–	(43,543)
Bank of America, NA	USD	10,000	05/21/2025	MMD 5 Year^	3.200%	Maturity	164,466		– 0	–	164,466
JPMorgan Chase Bank, NA	USD	3,000	03/27/2025	MMD 5 Year^	2.920%	Maturity	15,933		– 0	–	15,933
JPMorgan Chase Bank, NA	USD	5,000	06/27/2025	MMD 5 Year^	3.200%	Maturity	76,348		– 0	–	76,348
JPMorgan Chase Bank, NA	USD	5,000	06/04/2025	MMD 5 Year^	3.340%	Maturity	114,111		– 0	–	114,111
Morgan Stanley Capital Services LLC	USD	5,000	04/16/2025	MMD 5 Year^	3.040%	Maturity	50,370		– 0	–	50,370
Morgan Stanley Capital Services LLC	USD	5,000	05/09/2025	MMD 5 Year^	3.050%	Maturity	47,493		– 0	–	47,493
Morgan Stanley Capital Services LLC	USD	5,000	05/27/2025	MMD 5 Year^	3.310%	Maturity	107,577		– 0	–	107,577

							$798,871	$	– 0	–	$798,871

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At October 31, 2024, the aggregate market value of these securities amounted to $162,683,493 or 25.1% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at October 31, 2024.

(d)	Non-income producing security.

(e)	Defaulted.

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PORTFOLIO OF INVESTMENTS (continued)

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 2.62% of net assets as of October 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$1,904,658	$1,785,275		0.28%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020 - 07/20/2022	1,101,588	40,000		0.01%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	100,000	– 0	–	0.00%
County of Montgomery OH Series 2018-A 6.25%, 04/01/2049	04/07/2020	41,774	5,623		0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	246,505	187,500		0.03%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	07/14/2021	102,025	71,512		0.01%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	07/14/2021	101,628	69,108		0.01%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	955,000	952,782		0.15%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019 - 02/02/2024	940,251	501,593		0.08%

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 59

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 4.084%, 11/01/2046	06/24/2024	$9,825,000	$9,811,443	1.51%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series 2018-A 6.25%, 04/01/2049	08/29/2018	107,716	7,592	0.00%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	494,129	508,116	0.08%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	875,000	877,823	0.14%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	07/20/2022	84,555	15,000	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021 - 10/20/2022	269,304	45,000	0.01%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 8.50%, 06/01/2042	06/01/2042	615,000	573,714	0.09%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 9.245%, 06/01/2029	06/08/2022	530,000	499,363	0.08%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	02/03/2023	1,000,000	904,641	0.14%

60 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	$600,000	$	– 0	–	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	175,000		2		0.00%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at October 31, 2024.

(h)	Inverse floater security.

(i)	When-Issued or delayed delivery security.

(j)	IO – Interest Only.

(k)	Defaulted matured security.

(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(m)	Fair valued by the Adviser.

(n)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(p)	Affiliated investments.

(q)	The rate shown represents the 7-day yield as of period end.

(r)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of October 31, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.1% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CHF – Collegiate Housing Foundation

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MUNIPSA – SIFMA Municipal Swap Index

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

See notes to financial statements.

abfunds.com	AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO | 61

STATEMENT OF ASSETS & LIABILITIES

October 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $706,728,287)	$700,641,911
Affiliated issuers (cost $1,669,786)	1,669,786
Cash collateral due from broker	1,175,017
Interest receivable	8,207,937
Receivable for capital stock sold	888,365
Unrealized appreciation on interest rate swaps	854,209
Receivable for investment securities sold	214,301
Receivable due from Adviser	84,719
Affiliated dividends receivable	25,607
Receivable for variation margin on centrally cleared swaps	11,983

Total assets	713,773,835

Liabilities
Due to custodian	347,970
Payable for floating rate notes issued(a)	44,490,000
Payable for investment securities purchased	17,641,824
Payable for capital stock redeemed	1,553,549
Cash collateral due to broker	1,250,000
Advisory fee payable	246,857
Administrative fee payable	56,379
Unrealized depreciation on interest rate swaps	55,338
Distribution fee payable	17,788
Dividends payable	5,872
Transfer Agent fee payable	3,071
Directors’ fees payable	2,417
Accrued expenses and other liabilities	303,623

Total liabilities	65,974,688

Net Assets	$647,799,147

Composition of Net Assets
Capital stock, at par	$60,849
Additional paid-in capital	662,883,650
Accumulated loss	(15,145,352)

Net Assets	$647,799,147

Net Asset Value Per Share—21 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$45,168,342	4,242,993	$10.65	*

C	$9,570,287	898,954	$10.65

Advisor	$593,060,518	55,707,072	$10.65

*	The maximum offering price per share for Class A shares was $10.98 which reflects a sales charge of 3.00%.

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

See notes to financial statements.

62 | AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO	abfunds.com

STATEMENT OF OPERATIONS

Year Ended October 31, 2024

Investment Income
Interest	$27,073,621
Dividends—Affiliated issuers	551,632	$27,625,253

Expenses
Advisory fee (see Note B)	2,592,856
Distribution fee—Class A	112,737
Distribution fee—Class C	92,491
Transfer agency—Class A	15,107
Transfer agency—Class C	3,105
Transfer agency—Advisor Class	172,970
Custody and accounting	155,558
Registration fees	146,867
Administrative	99,056
Audit and tax	71,564
Legal	68,988
Printing	64,523
Directors’ fees	27,510
Miscellaneous	27,205

Total expenses before interest/bank overdraft expense	3,650,537
Interest/bank overdraft expense	1,786,296

Total expenses	5,436,833
Less: expenses waived and reimbursed by the Adviser (see Note B)	(575,266)

Net expenses		4,861,567

Net investment income		22,763,686

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Investment transactions		(1,077,541)
Swaps		(774,621)
Net change in unrealized appreciation (depreciation) of:
Investments		37,630,145
Swaps		3,559,637

Net gain on investment transactions		39,337,620

Net Increase in Net Assets from Operations		$62,101,306

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2024	Year Ended October 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$22,763,686	$15,310,307
Net realized loss on investment transactions	(1,852,162)	(6,759,772)
Net change in unrealized appreciation (depreciation) of investments	41,189,782	(5,283,763)

Net increase in net assets from operations	62,101,306	3,266,772
Distributions to Shareholders
Class A	(1,632,708)	(1,533,046)
Class C	(265,467)	(217,747)
Advisor Class	(20,142,326)	(14,196,498)
Capital Stock Transactions
Net increase	198,036,189	111,337,694

Total increase	238,096,994	98,657,175
Net Assets
Beginning of period	409,702,153	311,044,978

End of period	$647,799,147	$409,702,153

See notes to financial statements.

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October 31, 2024

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of seven portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares are currently not offered. Class A shares are sold with a front-end sales charge of up to 3% for purchases not exceeding $500,000. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

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contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows

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which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2024:

	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$675,050,518		$54,515	(a)	$675,105,033
Short-Term Municipal Notes		– 0	–	5,892,057		– 0	–	5,892,057
Commercial Mortgage-Backed Securities		– 0	–	8,088,424		– 0	–	8,088,424
Corporates – Investment Grade		– 0	–	5,846,886		– 0	–	5,846,886
Asset-Backed Securities		– 0	–	3,632,085		0	(a)	3,632,085
Corporates – Non-Investment Grade		– 0	–	915,455		831,236		1,746,691
Collateralized Mortgage Obligations		– 0	–	245,765		– 0	–	245,765
Collateralized Loan Obligations		– 0	–	69,489		– 0	–	69,489
Preferred Stocks		– 0	–	– 0	–	15,481		15,481
Short-Term Investments		1,669,786		– 0	–	– 0	–	1,669,786

Total Investments in Securities		1,669,786		699,740,679		901,232	(a)	702,311,697

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	Level 1			Level 2	Level 3			Total
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	$	– 0	–	$32,094	$	– 0	–	$32,094	(c)
Centrally Cleared Interest Rate Swaps		– 0	–	1,229,486		– 0	–	1,229,486	(c)
Interest Rate Swaps		– 0	–	854,209		– 0	–	854,209
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(11,241)		– 0	–	(11,241	)(c)
Centrally Cleared Interest Rate Swaps		– 0	–	(475,230)		– 0	–	(475,230	)(c)
Interest Rate Swaps		– 0	–	(55,338)		– 0	–	(55,338)

Total		$1,669,786		$701,314,659		$901,232	(a)	$703,885,677

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from

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those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the excess over $2.5 billion up to $5 billion and .35% in excess of $5 billion of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with securities sold short, acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to .75%, 1.50% and .50%, of average daily net assets for Class A, Class C and Advisor Class shares, respectively. For the year ended October 31, 2024, such reimbursements/waivers amounted to $558,995. The Expense Caps may not be terminated before January 31, 2025.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended October 31, 2024, the reimbursement for such services amounted to $99,056.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $38,474 for the year ended October 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $213 from the sale of Class A shares and received $2,832 and $2,275 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended October 31, 2024.

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The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended October 31, 2024, such waiver amounted to $16,271.

A summary of the Fund’s transactions in AB mutual funds for the year ended October 31, 2024 is as follows:

Fund	Market Value 10/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,157	$322,178	$325,665	$1,670	$552

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to 0.30% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $49,309 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery

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NOTES TO FINANCIAL STATEMENTS (continued)

of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2024 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$341,046,716	$173,840,207
U.S. government securities	4,419,293	84,700

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$663,800,825

Gross unrealized appreciation	$13,469,006
Gross unrealized depreciation	(17,850,697)

Net unrealized depreciation	$(4,381,691)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the

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failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less

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than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended October 31, 2024, the Fund held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the year ended October 31, 2024, the Fund held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its

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NOTES TO FINANCIAL STATEMENTS (continued)

risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

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During the year ended October 31, 2024, the Fund held credit default swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the year ended October 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$1,261,333	*	Payable for variation margin on centrally cleared swaps	$484,820	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	854,209		Unrealized depreciation on interest rate swaps	55,338

Total		$2,115,542			$540,158

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(626,659)	$3,391,603

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(147,962)	168,034

Total		$(774,621)	$3,559,637

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended October 31, 2024:

Interest Rate Swaps:
Average notional amount	$57,373,846
Centrally Cleared Interest Rate Swaps:
Average notional amount	$51,768,333	(a)
Centrally Cleared Inflation Swaps:
Average notional amount	$43,750,000	(b)
Credit Default Swaps:
Average notional amount of sale contracts	$925,316	(c)

(a)	Positions were open for eleven months during the year.

(b)	Positions were open for one month during the year.

(c)	Positions were open for nine months during the year.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of October 31, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

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Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Bank of America, NA	$164,466	$	– 0	–	$(164,466)	$	– 0	–	$	– 0	–
Citibank, NA	177,582		– 0	–	(177,582)		– 0	–		– 0	–
JPMorgan Chase Bank, NA	206,392		– 0	–	(206,392)		– 0	–		– 0	–
Morgan Stanley Capital Services LLC	305,769		(55,338)		(250,431)		– 0	–		– 0	–

Total	$854,209		$(55,338)		$(798,871)	$	– 0	–		$0	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Morgan Stanley Capital Services LLC	$55,338	$(55,338)	$	– 0	–	$	– 0	–	$	– 0	–

Total	$55,338	$(55,338)	$	– 0	–	$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023

Class A
Shares sold	1,597,133	3,046,372	$16,828,492	$31,271,523

Shares issued in reinvestment of dividends	97,718	107,545	1,033,492	1,106,366

Shares converted from Class C	11,902	3,764	125,108	38,457

Shares redeemed	(1,999,755)	(1,563,176)	(20,908,868)	(16,012,440)

Net increase (decrease)	(293,002)	1,594,505	$(2,921,776)	$16,403,906

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	Shares		Amount
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023

Class C
Shares sold	319,495	517,959	$3,372,704	$5,363,230

Shares issued in reinvestment of dividends	20,682	16,859	218,696	173,150

Shares converted to Class A	(11,902)	(3,764)	(125,108)	(38,457)

Shares redeemed	(253,690)	(310,833)	(2,677,711)	(3,205,627)

Net increase	74,585	220,221	$788,581	$2,292,296

Advisor Class
Shares sold	32,744,187	32,436,642	$343,679,845	$335,698,276

Shares issued in reinvestment of dividends	1,071,309	837,066	11,336,146	8,610,054

Shares redeemed	(14,745,608)	(24,599,655)	(154,846,607)	(251,666,838)

Net increase	19,069,888	8,674,053	$200,169,384	$92,641,492

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific municipal or corporate developments and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

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Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Tax Risk—From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

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Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for

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the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund had no borrowings outstanding from the Facility at October 31, 2024. For the year ended October 31, 2024, the Fund had borrowings under the Facility as follows:

Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate
$ 5,000,000	$ 5,000,000	6.42%

*	Borrowings were outstanding for a period of 1 day.

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NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$1,513,214	$1,847,447

Total taxable distributions	1,513,214	1,847,447
Tax-exempt distributions	20,527,287	14,099,844

Total distributions paid	$22,040,501	$15,947,291

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(10,948,476	)(a)
Unrealized appreciation (depreciation)	(4,191,004	)(b)

Total accumulated earnings (deficit)	$(15,139,480	)(c)

(a)	As of October 31, 2024, the Fund had a net capital loss carryforward of $10,948,476.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of tender option bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of bond restructuring.

(c)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2024, the Fund had a net short-term capital loss carryforward of $8,749,006 and a net long-term capital loss carryforward of $2,199,470, which may be carried forward for an indefinite period.

During the current fiscal year, permanent differences primarily due to taxable overdistributions resulted in a net decrease in accumulated loss and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE I

Floating Rate Notes Issued in Connection with Securities Held

The Fund may engage in tender option bond (“TOB”) transactions in which the Fund transfers a fixed rate bond (“Fixed Rate Bond”) into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust). The Fund buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that

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NOTES TO FINANCIAL STATEMENTS (continued)

generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Fund’s expense ratio. At October 31, 2024, the amount of the Fund’s Floating Rate Notes outstanding was $44,490,000 and the related interest rate was 4.00% to 4.25%. For the year ended October 31, 2024, the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were $44,804,262 and 3.87%, respectively.

The Fund may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the Fund’s portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Fund’s financial statements as a secured borrowing.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update, ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures

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NOTES TO FINANCIAL STATEMENTS (continued)

required by Topic 280 it, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-07.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.76	$ 9.87	$ 11.56	$ 10.82	$ 11.09

Income From Investment Operations

Net investment income(a)(b)	.40	.36	.21	.22	.29

Net realized and unrealized gain (loss) on investment transactions	.87	(.10)	(1.69)	.75	(.23)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.27	.26	(1.48)	.97	.06

Less: Dividends

Dividends from net investment income	(.38)	(.37)	(.21)	(.23)	(.33)

Net asset value, end of period	$ 10.65	$ 9.76	$ 9.87	$ 11.56	$ 10.82

Total Return

Total investment return based on net asset value(d)	13.13	%+	2.43%	(12.93)%	9.02%	.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$45,168	$44,249	$29,037	$29,381	$16,463

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.06%	.88%	.76%	.76%	.77%

Expenses, before waivers/reimbursements(e)	1.16%	1.00%	.91%	1.08%	1.26%

Net investment income(b)	3.75%	3.48%	1.91%	1.88%	2.68%

Portfolio turnover rate	31%	34%	33%	30%	63%

See footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.76	$ 9.87	$ 11.56	$ 10.83	$ 11.09

Income From Investment Operations

Net investment income(a)(b)	.32	.28	.12	.11	.20

Net realized and unrealized gain (loss) on investment transactions	.87	(.09)	(1.68)	.77	(.21)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.19	.19	(1.56)	.88	(.01)

Less: Dividends

Dividends from net investment income	(.30)	(.30)	(.13)	(.15)	(.25)

Net asset value, end of period	$ 10.65	$ 9.76	$ 9.87	$ 11.56	$ 10.83

Total Return

Total investment return based on net asset value(d)	12.29	%+	1.67%	(13.59)%	8.22%	(.03	)%+

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,570	$8,042	$5,964	$7,943	$1,794

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.81%	1.63%	1.51%	1.51%	1.52%

Expenses, before waivers/reimbursements(e)	1.91%	1.75%	1.66%	1.81%	2.00%

Net investment income(b)	3.00%	2.73%	1.08%	.96%	1.91%

Portfolio turnover rate	31%	34%	33%	30%	63%

See footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.76	$ 9.87	$ 11.56	$ 10.83	$ 11.09

Income From Investment Operations

Net investment income(a)(b)	.42	.38	.24	.24	.31

Net realized and unrealized gain (loss) on investment transactions	.88	(.09)	(1.69)	.75	(.21)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.30	.29	(1.45)	.99	.10

Less: Dividends

Dividends from net investment income	(.41)	(.40)	(.24)	(.26)	(.36)

Net asset value, end of period	$ 10.65	$ 9.76	$ 9.87	$ 11.56	$ 10.83

Total Return

Total investment return based on net asset value(d)	13.42%	2.80%	(12.71)%	9.20%	.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$593,061	$357,411	$276,044	$159,988	$57,110

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.81%	.63%	.51%	.51%	.52%

Expenses, before waivers/reimbursements(e)	.91%	.75%	.66%	.82%	.99%

Net investment income(b)	3.99%	3.72%	2.23%	2.05%	2.87%

Portfolio turnover rate	31%	34%	33%	30%	63%

See footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest/bank overdraft expense:

	Year Ended October 31,
	2024	2023	2022	2021	2020

Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.85%	.87%	.90%	1.07%	1.23%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.60%	1.62%	1.65%	1.79%	1.98%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.60%	.62%	.65%	.80%	.96%

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to financial statements.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

AB Tax-Aware Fixed Income Opportunities Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) (one of the portfolios constituting AB Bond Fund, Inc. (the “Company”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Bond Fund, Inc.) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

December 30, 2024

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2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended October 31, 2024. For individual shareholders, the Fund designates 3.95% of dividends paid as qualified dividend income. For corporate shareholders, 3.95% of dividends paid qualify for the dividends received deduction. For foreign shareholders, 21.15% of ordinary income dividends paid may be considered to be qualifying to be taxed as interest related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

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Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5-and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the most recent period, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

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In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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NOTES

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NOTES

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NOTES

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AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

TAFIO-0151-1024

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

ABF – AB Tax-Aware Fixed Income Opportunites Portfolio

At a Special Meeting held on July 18, 2024, shareholders of AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”), a series of AB Bond Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	569,016,292.601	61,523,285.298	N/A	N/A
Alexander Chaloff	625,504,935.690	5,034,642.209	N/A	N/A
R. Jay Gerken	625,142,617.785	5,396,960.114	N/A	N/A
Jeffrey R. Holland	625,417,104.544	5,122,473.355	N/A	N/A
Jeanette W. Loeb	527,628,025.087	102,911,552.812	N/A	N/A
Carol C. McMullen	569,273,581.612	61,265,996.287	N/A	N/A
Garry L. Moody	566,371,638.369	64,167,939.530	N/A	N/A
Emilie D. Wrapp	624,337,448.713	6,202,129.186	N/A	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes - Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	December 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	December 30, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	December 30, 2024